Note 2 - Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]

2. Cash, cash equivalents and restricted cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	December 31,
	2023	2022
	A$	A$
Cash and cash equivalents	10,240,429	25,977,703
Restricted cash – current assets	35,000	527,148
Restricted cash – non-current assets	320,000	320,000
	10,595,429	26,824,851

Restricted cash maintained by the Company in the form of term deposits is as follows:

	December 31,
	2023	2022
	A$	A$
Performance guarantee (a) - current assets	0	527,148
Collateral for facilities (b) - current assets	35,000	0
Collateral for facilities (b) - non-current assets	320,000	320,000
	355,000	847,148
(a)	The performance guarantee represented letter of credit issued in favour of Siemens pursuant to the 2019 Siemens Agreements expired on March 2023.
(b)

Collateral for facilities represents letter of credit for A$35,000 issued in favour of American Express Australia Ltd (current), bank guarantee of A$250,000 for commercial lease of UBS’ premises (non-current) and security deposit on Company’s credit cards of A$70,000 (non-current).

Interest earned on the restricted cash for years ended December 31, 2023 and 2022 was A$14,347 and A$27,534 respectively.